UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08957

Highland Floating Rate Limited Liability Company
(Exact name of registrant as specified in charter)

Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)

Registrant's telephone number, including area code:  (877) 665-1287

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of November 30, 2007	Highland Floating Rate Limited Liability Company

Principal Amount ($)		Value ($)

Senior Loans (a) - 66.7%

AEROSPACE - AEROSPACE/DEFENSE - 2.2%
	AWAS Capital, Inc.
8,196,820	First Lien Term Loan, 7.00%, 03/15/13	7,745,995
6,410,419	Second Lien Term Loan, 11.25%, 03/15/13	6,218,107
	DeCrane Aircraft Holdings, Inc.
2,985,000	First Lien Term Loan, 8.11%, 02/21/13	2,925,300
	Forgings International Holdings
1,903,900	Term D, 9.36%, 03/22/15	1,901,520
	Forgings International Ltd.
2,139,306	Term B2, 7.61%, 09/22/14	2,107,217
2,259,619	Term C2, 7.86%, 09/22/15	2,225,725
	IAP Worldwide Services, Inc.
1,965,000	First Lien Term Loan, 11.50%, 12/30/12	1,778,325
	Travelport LLC
3,291,750	Delayed Draw Term Loan, 7.45%, 08/23/13	3,134,009
10,000,000	Letter of Credit, 7.45%, 05/23/14	9,550,000
772,763	Synthetic Letter of Credit, 7.86%, 08/23/13	737,988
4,340,731	Tranche B Dollar Term Loan, 7.45%, 08/23/13	4,130,900
	Vought Aircraft Industries, Inc.
2,922,353	Term Loan, 7.34%, 12/22/11	2,859,026
	Wesco Aircraft Hardware Corp.
981,497	First Lien Term Loan, 7.45%, 09/30/13	959,413

		46,273,525

AEROSPACE - AIRLINES - 1.3%
	Continental Airlines, Inc.
285,714	Tranche A-1 Term Loan, 8.74%, 06/01/11	278,571
714,286	Tranche A-2 Term Loan, 8.74%, 06/01/11	696,429
	Delta Air Lines, Inc.
4,500,000	Credit-Linked Deposit Loan, 7.24%, 04/30/12 (b)	4,308,750
1,997,500	Second Lien Term Loan, 04/30/14 (b)	1,926,589
	US Airways, Inc.
23,250,000	Term Loan, 7.37%, 03/23/14	21,748,515

		28,958,854

BROADCASTING - 3.0%
	All3Media Intermediate Ltd.
2,883,246	UK Term Loan B, 7.74%, 08/31/14	2,724,668
	Comcorp Broadcasting, Inc.
125,700	Revolving Loan, 6.19%, 10/02/12 (c) (d)	125,700
2,285,452	Term Loan, 10.44%, 04/02/13 (c)	2,285,452
	Millennium Digital Media Systems, LLC
1,911,195	Revolver Loan, 06/30/11 (d)	1,881,227
28,014,553	Term Facility, 8.99%, 06/30/11	27,664,371

Principal Amount ($)		Value ($)

BROADCASTING (continued)

	NextMedia Operating, Inc
1,035,049	Delay Draw Term Loan, 7.82%, 11/15/12	988,472
2,328,860	Initial First Lien Term Loan, 7.75%, 11/15/12	2,189,128
	Paxson Communications Corp.
7,000,000	First Lien Term Loan, 8.94%, 01/15/12	6,755,000
	Young Broadcasting, Inc.
19,773,092	Term Loan, 7.87%, 11/03/12	18,784,437

		63,398,455

CABLE - INTERNATIONAL CABLE - 0.1%
	Virgin Media, Inc.
3,000,000	B4 Facility, 7.22%, 07/03/12	2,897,520

CABLE - US CABLE - 4.6%
	CCO Holdings, LLC
3,000,000	Incremental Loan, 7.86%, 09/06/14	2,795,640
	Cequel Communications LLC
250,000	Second Lien Tranche A Term Loan, 9.41%, 05/04/14	239,063
13,691,250	Term Loan, 11/05/13 (b)	12,832,261
	Charter Communications Operating, LLC
52,666,667	Replacement Term Loan, 6.99%, 03/06/14	49,288,627
	Knology, Inc.
7,980,000	Term Loan, 7.61%, 06/30/12	7,660,800
	Northland Cable Television, Inc.
4,912,500	First Lien Term Loan B, 9.35%, 12/22/12	4,900,219
4,000,000	Second Lien Term Loan, 13.36%, 06/22/13	4,000,000
	RCN Corp.
4,987,500	Initial Term Loan, 7.63%, 04/25/14	4,738,125
	WideOpenWest Finance, LLC
11,000,000	First Lien Term Loan, 7.75%, 06/30/14	10,560,000
1,000,000	Second Lien Term Loan, 10.32%, 06/29/15	920,000

		97,934,735

CHEMICALS - COMMODITY & FERTILIZER - 0.3%
	Cognis GMBH
5,000,000	Facility C, 7.36%, 09/15/13	4,676,050
	Ferro Corp.
500,472	Term Loan, 7.20%, 06/06/12	487,960
1,250,000	Term Loan, 7.03%, 06/06/12	1,218,750
262,528	Term Loan, 6.82%, 06/06/12	255,965

		6,638,725

CHEMICALS - SPECIALTY CHEMICALS - 0.1%
	Berry Plastics Holding Corp.
246,875	Term C Loan, 7.36%, 04/03/15 (e)	231,240
	Ineos U S Finance LLC
135,798	Term Loan A4 Facility, 7.45%, 12/14/12	130,271
	Kraton Polymers Group of Cos.
866,001	Term Loan, 7.38%, 05/13/13	827,031

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Limited Liability Company

Principal Amount ($)		Value ($)

Senior Loans (continued)

CHEMICALS - SPECIALTY CHEMICALS (continued)

	Panda Hereford Ethanol, L.P.
1,000,000	Tranche A Term Loan, 8.84%, 07/28/13	977,500

		2,166,042

CONSUMER DURABLES - 0.1%
	Rexair LLC
2,611,474	First Lien Term Loan, 9.61%, 06/30/10	2,585,359

CONSUMER NON-DURABLES - 1.2%
	Amscan Holdings, Inc.
3,980,000	Term Loan, 7.49%, 05/27/13	3,751,150
	BioTech Research Labs/Philosophy Merger Sub, Inc.
993,067	First Lien Term Loan, 7.36%, 03/16/14	878,864
	Camelbak Products, Inc.
1,555,556	Second Lien Term Loan, 12.91%, 02/04/12	1,446,667
	DS Waters of America, Inc.
2,977,500	Term Loan, 7.05%, 10/27/12	2,873,288
	Eastman Kodak Co.
72	Term B-1 Advance, 10/18/12	72
	Hillman Group, Inc.
1,689,242	Term Loan B, 8.55%, 07/22/13	1,621,673
	Solo Cup Co.
530,378	Term B1 Loan, 9.01%, 02/27/11	526,400
5,228,871	Term B1 Loan, 8.47%, 02/27/11	5,189,655
	Spectrum Brands, Inc.
9,644,010	Dollar Term B Loan, 9.40%, 03/30/13	9,369,734
483,286	Letter of Credit, 4.57%, 03/30/13	469,542

		26,127,045

DIVERSIFIED MEDIA - 5.3%
	Endurance Business Media, Inc.
2,733,971	First Lien Term Loan, 7.58%, 07/26/13	2,645,117
2,000,000	Second Lien Term Loan, 12.08%, 01/26/14	1,980,000
	HIT Entertainment PLC
994,936	Term Facility, 7.17%, 03/20/12	950,164
	Knowledgepoint360 Group LLC
1,000,000	Second Lien Term Loan, 12.53%, 04/26/15	997,500
	Metro-Goldwyn-Mayer Holdings II, Inc.
9,229,290	Tranche B Term Loan, 8.61%, 04/08/12	8,617,850
6,247,475	Tranche B Term Loan, 8.45%, 04/08/12	5,833,580
	Penton Media, Inc.
6,467,500	First Lien Term Loan, 7.61%, 02/01/13	5,958,184

Principal Amount ($)		Value ($)

DIVERSIFIED MEDIA (continued)

	Penton Media, Inc. (continued)
7,000,000	Second Lien Term Loan, 9.98%, 02/01/14	6,125,000
	Readers Digest Association, Inc.
1,199,500	Revolver, 8.20%, 02/17/13 (d)	1,091,545
4,975,031	U.S. Term Loan, 7.35%, 03/02/14	4,549,666
	Riverdeep Interactive Learning USA, Inc.
1,927,099	Bridge Facility, 12.06%, 12/21/14	1,917,464
14,406,027	Term Loan, 7.95%, 12/20/13	14,337,022
	Springer Science+Business Media S.A.
562,496	Tranche B-2, 7.75%, 09/16/11	549,840
562,496	Tranche C-2, 8.12%, 09/17/12	549,840
366,301	Tranche E-2, 8.12%, 09/17/12	358,060
338,124	USD Tranche B-2 Add On, 07/05/13	330,516
338,124	USD Tranche C-2 Add On, 07/05/14	330,516
	Tribune Co.
37,905,000	Initial Tranche B Advance, 8.24%, 05/19/14	33,053,160
21,066,667	Tranche X Advance, 7.74%, 05/18/09	20,652,917
	Valassis Communications, Inc.
682,733	Tranche B Term Loan, 6.95%, 03/02/14	634,089
	Wallace Theaters
1,935,000	First Lien Term Loan, 8.07%, 07/31/09	1,901,138

		113,363,168

ENERGY - EXPLORATION & PRODUCTION - 0.2%
	III Exploration II LP
4,976,875	Initial Draw Term Loan, 8.81%, 10/29/13	4,752,916
	Targa Resources, Inc.
182,865	Synthetic Letter of Credit, 5.73%, 10/31/12	176,580
327,807	Term Loan, 7.53%, 10/31/12	322,615

		5,252,111

ENERGY - OTHER ENERGY - 1.4%
	Coffeyville Resources, LLC
486,146	Funded Letter of Credit, 5.13%, 12/28/10	459,408
1,585,491	Tranche D Term Loan, 8.61%, 12/30/13	1,539,908
	Endeavour International Holding B.V.
4,500,000	Second Lien Term Loan, 11.91%, 11/01/11	4,387,500
	Helix Energy Solutions Group, Inc.
5,410,770	Term Loan, 7.19%, 07/01/13	5,275,500
	Monitor US Finco, Inc.
3,970,000	First Lien Term Loan, 10.70%, 01/11/14	3,930,300
3,000,000	Second Lien Term Loan, 17.36%, 01/11/15	1,425,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Limited Liability Company

Principal Amount ($)		Value ($)

Senior Loans (continued)

ENERGY - OTHER ENERGY (continued)

	Value Creation, Inc.
8,596,862	Term Loan, 12.85%, 07/01/12	8,338,956
	Willbros USA, Inc.
4,000,000	Syndicate Term Loan, 10.26%, 10/27/09	4,020,000

		29,376,572

ENERGY - REFINING - 0.2%
	Connacher Finance Corp.
3,000,000	Term Loan, 8.45%, 10/20/13	3,000,000
	Port Barre Investments, LLC
2,000,000	Term B Loan, 7.33%, 09/08/14	1,940,000

		4,940,000

FINANCIAL - 1.4%
	Checksmart Financial Co.
1,908,198	First Lien Tranche B Term Loan, 7.98%, 05/01/12	1,793,706
2,500,000	Second Lien Term Loan, 10.88%, 05/01/13	2,425,000
	Dollar Financial Corp.
1,141,017	Canadian Borrower Term Loan, 7.95%, 10/30/12	1,101,081
838,983	Delayed Draw Term Loan, 8.11%, 10/30/12	809,619
	Emerson Reinsurance Ltd.
3,250,000	Series A Loan, 7.11%, 12/15/11	3,233,750
1,250,000	Series B Loan, 8.36%, 12/15/11	1,243,750
	First American Payment Systems, L.P.
958,000	Term Loan, 8.50%, 10/06/13	934,050
	Flatiron Re Ltd.
1,619,945	Closing Date Term Loan, 9.49%, 12/29/10	1,611,845
784,661	Delayed Draw Term Loan, 9.49%, 12/29/10	784,661
	FleetCor Technologies Operating Co., LLC
2,072,917	Tranche 1 Term Loan, 7.38%, 04/30/13	2,000,365
	Kepler Holdings, Ltd.
4,000,000	Term Loan, 10.86%, 06/30/09	3,980,000
	Online Resources Corp.
1,000,000	Term Loan A, 7.57%, 02/09/12	960,000
	Wind Acquisition Holdings Finance S.A.
9,368,492	PIK Term Loan, 12.45%, 12/21/11	9,345,071

		30,222,898

FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.1%
	Best Brands Corp.
1,500,000	Term Loan B, 12/12/12 (b)	1,376,250

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 0.5%
	Chiquita Brands LLC
2,296,961	Term Loan C, 7.88%, 06/28/12	2,242,890

Principal Amount ($)		Value ($)

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS (continued)

	FSB Holdings, Inc.
1,500,000	First Lien Tranche B Term Loan, 7.61%, 09/29/13	1,455,000
1,000,000	Second Lien Term Loan, 11.13%, 03/29/14	970,000
	LJVH Holdings, Inc.
2,000,000	Second Lien Loan, 10.86%, 01/19/15	1,860,000
877,800	Tranche B Term Loan, 7.86%, 07/19/14	855,855
119,700	Tranche C Term Loan, 7.86%, 07/19/14	116,708
	Michelina’s
3,815,357	Term Loan, 8.06%, 04/02/11	3,729,512

		11,229,965

FOOD/TOBACCO - RESTAURANTS - 0.6%
	Aramark Canada Ltd.
3,970,000	Canadian Term Loan, 7.36%, 01/26/14	3,751,650
	Aramark Corp.
120,394	Letter of Credit Facility, 7.36%, 01/26/14	114,676
	Buffets Holdings, Inc.
1,490,625	Revolver, 9.75%, 11/01/11 (d)	1,222,253
6,761	Term Loan, 8.54%, 11/01/13	5,820
	Caribbean Restaurant LLC
1,365,308	Tranche B Term Loan, 7.77%, 06/30/09	1,317,522
	El Pollo Loco, Inc.
1,946,644	Term Loan, 7.86%, 11/18/11	1,878,511
	Pinnacle Foods Finance LLC
4,987,500	Term Loan, 7.95%, 04/02/14	4,731,891

		13,022,323

FOREST PRODUCTS - PACKAGING - 0.4%
	Graham Packaging Co.
5,970,000	Term Loan B, 7.66%, 10/07/11	5,749,826
	Smurfit Kappa Acquisitions
1,000,000	B1 Term Loan Facility, 7.24%, 12/01/13	973,750
1,000,000	C1 Term Loan Facility, 7.49%, 12/01/14	978,750

		7,702,326

FOREST PRODUCTS - PAPER - 0.1%
	NewPage Corp.
1,344,865	Term Loan, 7.62%, 05/02/11	1,338,141

GAMING/LEISURE - GAMING - 0.4%
	Green Valley Ranch Gaming LLC
989,623	Term Loan, 7.13%, 02/16/14	947,564
	Herbst Gaming, Inc.
2,000,000	Delayed Draw Term B Loan, 8.29%, 12/02/11	1,951,880
	Riverside Casino & Golf Resort, LLC
1,961,759	Term Loan, 9.58%, 11/30/11	1,951,950
	VML U S Finance LLC
5,000,000	Term B Funded Project Loan, 7.45%, 05/25/13	4,792,700

		9,644,094

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Limited Liability Company

Principal Amount ($)		Value ($)

Senior Loans (continued)

GAMING/LEISURE - OTHER LEISURE - 0.7%
	Alpha Topco Ltd.
1,428,571	Facility B1, 8.13%, 12/31/13	1,385,000
1,071,429	Facility B2, 8.13%, 12/31/13	1,038,750
	Fontainebleu Florida Hotel LLC
5,000,000	Tranche C Term Loan, 11.70%, 06/06/12	4,737,500
	Fontainebleu Las Vegas LLC
4,666,667	Term Loan, 8.95%, 05/17/14	4,410,000
	Kuilima Resort Co.
3,660,201	First Lien Term Loan, 11.25%, 09/30/10	3,324,670
	Yellowstone Mountain Club, LLC
875,495	First Lien Term Loan, 7.19%, 09/30/10	811,295

		15,707,215

HEALTHCARE - ACUTE CARE - 2.5%
	HCA, Inc.
2,000,000	Term Loan B, 11/07/13 (b)	1,922,320
969,318	Tranche A Term Loan, 7.36%, 11/19/12	920,629
41,106,376	Tranche B Term Loan, 7.45%, 11/18/13	39,509,804
	IM US Holdings, LLC
7,987,500	First Lien Term Loan, 7.20%, 06/26/14 (b)	7,687,969
1,000,000	Second Lien Term Loan, 9.45%, 06/26/15	987,500
	Medical Staffing Network, Inc.
2,992,500	First Lien Term Loan, 9.20%, 07/02/13	2,977,538
	Sunrise Medical Holdings, Inc.
331,070	Term Loan B-1, 9.42%, 05/13/10	316,172

		54,321,932

HEALTHCARE - ALTERNATE SITE SERVICES - 1.2%
	American HomePatient, Inc.
1,400,604	Secured Promissory Note, 6.79%, 08/01/09 (f)	1,400,604
	CHS/ Community Health Systems, Inc.
1,876,257	Funded Term Loan, 7.76%, 07/25/14	1,802,220
	FHC Health Systems, Inc.
513,978	Delayed Draw Term Loan, 14.33%, 12/18/09	521,687
734,254	Initial Term Loan, 12.33%, 12/18/09	741,596
1,500,000	Third Lien Additional Term Loan, 15.37%, 02/09/11	1,515,000
5,000,000	Third Lien Term Loan, 15.33%, 02/09/11	5,050,000
	LifeCare Holdings
16,293,794	Term Loan, 8.36%, 08/11/12	14,778,472

		25,809,579

HEALTHCARE - MEDICAL PRODUCTS - 4.8%
	American Medical Systems, Inc.
1,720,649	Term Loan, 7.55%, 07/20/12	1,661,493

Principal Amount ($)		Value ($)

HEALTHCARE - MEDICAL PRODUCTS (continued)

	CB Diagnostics AB
1,349,530	Facility B2, 7.48%, 01/19/15	1,295,549
3,959,790	Facility C2, 7.73%, 01/18/16	3,821,197
	CCS Medical, Inc.
29,374,978	First Lien Term Loan, 8.82%, 09/30/12	28,665,278
4,750,000	Second Lien Term Loan, 13.20%, 03/30/13	4,666,875
	Fenwal, Inc.
8,955,000	Initial First Lien Term Loan, 7.79%, 02/28/14	8,395,312
	Golden Gate National Senior Care LLC
1,000,000	Second Lien Term Loan, 12.57%, 09/14/11	990,000
	Graceway Pharmaceuticals LLC
4,916,667	First Lien Term B Loan, 8.11%, 05/03/12	4,689,271
4,500,000	Mezzanine Loan, 13.61%, 11/03/13	3,825,000
	HealthSouth Corp.
7,068,780	Term Loan, 7.63%, 03/10/13	6,835,228
	Nyco Holdings 3 ApS
1,125,000	Facility B2, 7.86%, 12/29/14	1,019,329
1,125,000	Facility C2, 8.36%, 12/29/15	1,024,954
	Patheon, Inc.
1,194,000	Tranche PB Loan, 7.88%, 04/27/14	1,146,240
796,000	Tranche USB Loan, 7.88%, 04/27/14	764,160
	Pharmaceutical Holdings Corp.
3,900,000	Term Loan, 8.07%, 01/30/12	3,822,000
	Reliant Pharmaceuticals, Inc.
624,767	Delayed Draw Term Loan, 8.61%, 03/31/12	618,520
2,360,233	Initial Term Loan, 8.61%, 03/31/12	2,301,227
	Talecris Biotherapeutics Holdings Corp.
16,376,250	First Lien Term Loan, 9.08%, 12/06/13	16,243,275
7,500,000	Second Lien Term Loan, 12.08%, 12/08/14	7,462,500
	Triumph Healthcare Second Holdings LLC
1,984,987	First Lien Term Loan, 8.05%, 07/28/13	1,920,475
1,000,000	Second Lien Term Loan, 12.92%, 07/28/14	972,500

		102,140,383

HOUSING - BUILDING MATERIALS - 3.5%
	Associated Materials Inc.
1,420,000	Term Loan, 7.90%, 08/29/10	1,356,100
	Atrium Cos., Inc.
5,273,835	Closing Date Term Facility, 8.61%, 05/31/12	4,898,075
	Custom Building Products, Inc.
1,637,015	First Lien Term Loan, 7.07%, 10/20/11	1,546,979
	DESA LLC
607,171	Term Loan, 14.25%, 11/26/11	540,382
	Nortek, Inc.
1,461,696	Term Loan, 7.08%, 08/27/11	1,388,611

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Limited Liability Company

Principal Amount ($)		Value ($)

Senior Loans (continued)

HOUSING - BUILDING MATERIALS (continued)

	PGT Industries, Inc.
1,419,704	First Lien Tranche A-2 Term Loan, 8.56%, 02/14/12	1,277,734
	Realogy Corp.
2,000,000	Delayed Draw Term B Loan, 10/10/13 (b)	1,765,000
18,149,299	Initial Term B Loan, 10/10/13 (b) (e)	15,938,896
4,898,596	Synthetic Letter of Credit, 10/10/13 (b) (e)	4,312,529
	Roofing Supply Group LLC
1,989,950	First Lien Term Loan, 9.20%, 08/31/13	1,870,553
	Spirit Finance Corp.
9,500,000	Term Loan, 7.91%, 08/01/13	8,439,230
	Standard Pacific Corp.
900,000	Term Loan B, 7.27%, 05/05/13	663,750
	Stile Acquisition Corp.
7,448,813	Canadian Term Loan, 7.36%, 04/06/13	6,857,601
	Stile U.S. Acquisition Corp.
6,211,115	U.S. Term Loan, 7.36%, 04/06/13	5,718,885
	WAICCS Las Vegas 3 LLC
11,000,000	First Lien Term Loan, 8.63%, 07/30/08	10,780,000
5,000,000	Second Lien Term Loan, 14.13%, 07/30/08	4,900,000
	Withers Preserve MB-I
2,000,000	B-Note, 10.32%, 12/14/07	1,990,000

		74,244,325

HOUSING - REAL ESTATE DEVELOPMENT - 6.6%
	Ginn LA Conduit Lender, Inc.
7,792,138	First Lien Tranche A Credit-Linked Deposit, 8.70%, 06/08/11 (b) (e)	6,360,332
16,781,015	First Lien Tranche B Term Loan, 06/08/11 (b) (e)	13,697,504
	Giraffe Intermediate, LLC
2,143,382	Mezzanine Note A-1, 6.85%, 08/09/08	2,143,382
	Kyle Acquisition Group LLC
1,142,857	Facility B, 8.38%, 07/20/09	1,040,000
857,143	Facility C, 8.38%, 07/20/11	780,000
	Lake at Las Vegas Joint Venture
2,000,000	New Term Loan, 11.21%, 01/24/08	1,280,000
11,074,074	Synthetic Revolver, 15.46%, 06/20/12	7,087,407
83,320,441	Term Loan, 15.31%, 06/20/12 (b)	53,325,082
	LBREP/L-Suncal Master I LLC
4,912,500	First Lien Term Loan, 01/19/10 (b)	4,470,375
	LNR Property Corp.
1,500,000	Initial Tranche B Term Loan, 8.11%, 07/12/11	1,440,000
2,000,000	Tranche A1, Term Loan, 8.11%, 07/12/09	1,918,760

Principal Amount ($)		Value ($)

HOUSING - REAL ESTATE DEVELOPMENT (continued)

	Morningside Assisted Living
3,283,813	Senior Mortgage Loan, 7.51%, 10/12/08	3,292,023
	MPH Mezzanine II, LLC
4,500,000	Mezzanine 2B, 8.34%, 02/09/08	4,488,750
	MPH Mezzanine III, LLC
2,850,000	Mezanine 3, 9.34%, 02/09/08	2,842,875
	MPO Intermediate LLC
606,618	Mezzanine Note A-1, 6.85%, 08/09/08	606,618
	November 2005 Land Investors, LLC
1,454,555	First Lien Term Loan, 7.57%, 05/09/11	1,236,372
	Shea Capital I, LLC
1,980,000	Facility B, 7.20%, 10/27/11	1,692,900
	Tamarack Resort LLC
2,697,248	Tranche A Credit-Linked Deposit, 5.26%, 05/19/11	2,441,009
3,985,183	Tranche B Term Loan, 11.75%, 05/19/11	3,606,591
	The Rhodes Cos. LLC
3,314,286	First Lien Term Loan, 8.70%, 11/21/10	3,027,037
	Westgate Investments, LLC
17,304,775	Senior Secured Loan, 13.00%, 09/25/10 PIK (f)	17,996,965
	Weststate Land Partners LLC
4,000,000	First Lien Term Loan, 8.61%, 05/01/08	3,920,000
	Woodlands Commercial Properties Co., LP
3,957,333	Bridge Loan, 8.33%, 02/28/08	3,848,507

		142,542,489

INFORMATION TECHNOLOGY - 3.1%
	Aspect Software, Inc.
1,000,000	Second Lien Term Loan, 12.31%, 07/11/12	955,000
	Ax Acquisition Corp.
1,000,000	First Lien Term Loan B, 8.81%, 08/15/14	950,000
1,000,000	Second Lien Term Loan B, 9.31%, 08/15/14	975,000
	Billing Services Group North America, Inc.
1,850,000	U.S. Term Loan, 8.31%, 05/05/12	1,831,500
	Bridge Information Systems, Inc.
480,286	Multidraw Term Loan, 11.00%, 07/07/13 (e) (g)	36,021
	Caritor, Inc.
7,423,256	Closing Date Term Loan, 7.07%, 06/04/13	6,365,442
558,140	Synthetic Letter of Credit Loan, 7.07%, 06/04/13	492,558
	Deltek Systems, Inc.
902,749	Term Loan, 7.12%, 04/22/11	898,236
	DTN, Inc.
1,972,600	Tranche C Term Loan, 8.44%, 03/10/13	1,970,134

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Limited Liability Company

Principal Amount ($)		Value ($)

Senior Loans (continued)

INFORMATION TECHNOLOGY (continued)

	Freescale Semiconductor, Inc.
22,850,000	Term Loan, 7.33%, 11/29/13	21,387,372
	Infor Enterprise Solutions Holdings, Inc.
3,734,565	Delayed Draw Term Loan, 8.95%, 07/28/12	3,603,855
7,157,916	Initial U.S. Term Facility, 8.95%, 07/28/12	6,800,020
	Intergraph Corp.
5,906,375	First Lien Term Loan, 7.34%, 05/29/14	5,721,800
	IPC Systems, Inc.
4,214,375	Tranche B-1 Term Loan, 7.45%, 06/02/14	3,729,722
	Ridgefield Midco Sarl
2,683,282	Facility A2, 12.84%, 09/30/16 PIK	2,575,039
	Serena Software, Inc.
1,000,000	Term Loan, 7.18%, 03/10/13	972,500
	Sitel, LLC
1,946,921	U.S. Term Loan, 7.80%, 01/30/14	1,771,698
	SunGard Data Systems, Inc.
23,972	Term Loan B, 7.36%, 02/28/14	23,170
	Verint Systems, Inc.
4,692,308	Term Loan, 7.47%, 05/27/14	4,551,538

		65,610,605

MANUFACTURING - 0.6%
	FCI International S.A.S.
127,374	Term Loan B2A, 7.76%, 03/10/14	121,882
127,374	Tranche B3C, 7.76%, 11/03/13	121,882
	FCI SA
122,626	Term Loan B2B, 7.76%, 03/10/14	117,338
122,626	Tranche B4B, 7.76%, 11/03/13	118,079
	FCI USA, Inc.
250,000	Facility B1, 7.76%, 03/10/14	239,220
250,000	Tranche B5B, 7.76%, 11/03/13	239,220
	FR Brand Acquisition Corp.
2,985,000	First Lien Term Loan B, 7.64%, 02/07/14	2,850,675
	Generac Acquisition Corp.
3,250,000	First Lien Term Loan, 7.73%, 11/10/13	2,828,150
	Global Petroleum Inc.
1,975,000	Term Loan, 9.51%, 09/18/13	1,915,750
	Polypore, Inc.
1,995,000	US Term Loan, 7.06%, 07/03/14	1,927,669
	Remy International, Inc.
1,968,750	First Lien Tranche B Term Loan, 11.25%, 04/10/08 (d)	1,929,375

		12,409,240

Principal Amount ($)		Value ($)

METALS/MINERALS - OTHER METALS/MINERALS - 1.2%

	Euramax International Holdings B.V.
2,155,263	Second Lien European Term Loan, 06/29/13 (b)	1,982,842
	Euramax International, Inc.
2,046,778	Domestic Term Loan, 8.38%, 06/29/12	1,855,752
4,344,737	Second Lien Domestic Term Loan, 06/29/13 (b)	3,678,515
	Kaiser Aluminum & Fabricated Products, LLC
5,000,000	Term Loan, 9.38%, 07/06/11	4,975,000
	Murray Energy Corp.
8,032,080	Tranche B Term Loan, 7.91%, 01/28/10	7,710,797
	Oglebay Norton Co.
761,389	Tranche B Term Loan, 7.61%, 07/31/12	749,968
	Universal Buildings Products, Inc.
4,376,944	Term Loan, 8.37%, 04/28/12	4,026,789

		24,979,663

RETAIL - 3.8%
	Blockbuster Entertainment Corp.
15,253,960	Tranche B Term Loan, 9.62%, 08/20/11	14,720,071
	Burlington Coat Factory Corp.
28,167,122	Term Loan, 7.32%, 05/28/13	25,891,782
	Dollar General Corp.
5,000,000	Tranche B-1 Term Loan, 7.73%, 07/07/14	4,626,200
	Eddie Bauer, Inc.
2,460,536	Term Loan, 8.08%, 04/01/14	2,349,811
	Home Interiors & Gifts, Inc.
27,649,391	Initial Term Loan, 10.35%, 03/31/11	14,101,189
2,407,902	Initial Term Loan, 10.36%, 03/31/11	1,228,030
	Mother’s Work, Inc.
1,990,000	Term Loan, 7.66%, 03/13/13	1,850,700
	Movie Gallery, Inc.
666,667	DIP Revolver, 10.00%, 09/30/08 (d)	656,667
3,333,333	DIP Term Loan, 8.75%, 09/30/08	3,308,333
140,000	First Lien Synthetic Letter of Credit, 12.25%, 03/08/12 (b)	107,800
3,348,000	First Lien Term Loan, 12.25%, 03/08/12 (b)	2,735,316
	Sally Holdings, LLC
40,000	Term B Loan, 8.01%, 11/18/13	38,738
	Sports Authority, Inc., The
987,500	Term Loan B, 7.61%, 05/03/13	917,141
	Totes Isotoner Corp.
3,473,750	First Lien Term Loan, 7.83%, 01/31/13	3,391,248
1,000,000	Second Lien Term Loan, 11.20%, 01/31/14	940,000
	Toys “R” Us
3,980,100	Tranche B Term Loan, 9.76%, 07/19/12	3,920,398

		80,783,424

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Limited Liability Company

Principal Amount ($)		Value ($)

Senior Loans (continued)

SERVICE - ENVIRONMENTAL SERVICES - 0.3%
	Safety-Kleen Systems, Inc.
1,220,339	Synthetic Letter of Credit, 8.19%, 08/02/13	1,171,525
4,631,186	Term Loan B, 7.75%, 08/02/13	4,538,563

		5,710,088

SERVICE - OTHER SERVICES - 1.7%
	Audio Visual Services Group, Inc.
2,000,000	Second Lien Loan, 10.33%, 08/28/14	1,917,500
	Cydcor, Inc.
1,850,000	First Lien Tranche B Term Loan, 8.05%, 02/05/13	1,803,750
	NES Rentals Holdings, Inc.
3,451,424	Second Lien Permanent Term Loan, 12.13%, 07/20/13	3,270,224
	Rental Service Corp.
795,841	Second Lien Initial Term Loan, 8.75%, 11/30/13	743,116
	Sabre, Inc.
30,266,998	Initial Term Loan, 7.36%, 09/30/14	27,883,472
	Survey Sampling International LLC
742,348	Term Loan, 7.70%, 05/06/11	712,654

		36,330,716

TELECOMMUNICATIONS - 3.6%
	Gray Television, Inc.
15,250,000	Term Loan B, 6.86%, 12/31/14	14,401,795
	Intelsat Corp.
967,557	Tranche B-2 Term Loan, 6.71%, 01/03/14	946,996
	Level 3 Financing, Inc.
18,500,000	Term Loan, 7.49%, 03/13/14	17,723,000
	MediMedia USA, Inc.
4,975	Tranche B Term Loan, 7.63%, 10/05/13	4,801
	Stratos Global Corp./Stratos Funding LP
742,500	Term B Facility, 8.10%, 02/13/12	724,873
	Telesat Canada
1,842,520	U.S. Term I Loan, 10/31/14 (b)	1,807,401
157,480	U.S. Term II Loan, 10/31/14 (b)	154,479
	Univision Communications, Inc.
60,403	Delayed Draw Term Loan, 08/15/14 (b) (d)	55,560
1,161,074	Initial Term Loan, 7.07%, 09/29/14	1,067,979
41,577,181	Initial Term Loan, 7.61%, 09/29/14 (b)	38,325,014
3,000,000	Second Lien Loan, 7.32%, 02/12/09	2,955,000

		78,166,898

Principal Amount ($)		Value ($)

TELECOMMUNICATIONS - CLEC - 0.2%
	Consolidated Communications, Inc.
4,937,500	Term D Loan, 7.11%, 10/14/11	4,851,094

TELECOMMUNICATIONS - DATA/INTERNET - 0.0%
	Pine Tree Holdings/Country Road Communications, Inc.
1,000,000	Second Lien Term Loan, 12.59%, 07/15/13	995,000

TRANSPORTATION - AUTO - 4.2%
	Dana Corp.
18,500,000	Term Loan, 7.30%, 04/13/08 (b)	18,403,060
	Delphi Corp.
5,000,000	Tranche B Term Loan, 6.94%, 12/31/07	4,994,500
14,822,500	Tranche C Term Loan, 7.44%, 07/01/08	14,803,972
	Ford Motor Co.
41,196,244	Term Loan, 8.70%, 12/15/13	38,476,468
	General Motors Corp.
3,925,113	Secured Term Loan, 7.62%, 11/29/13	3,715,983
	Key Safety Systems, Inc.
7,467,487	First Lien Term Loan, 7.53%, 03/08/14	6,991,435
2,000,000	Second Lien Term Loan, 10.02%, 09/08/14	1,810,000
	Stanadyne Corp.
1,304,615	Term Loan, 9.17%, 08/02/10	1,311,138

		90,506,556

TRANSPORTATION - LAND - 0.5%
	Quality Distribution, Inc.
1,427,481	Synthetic Letters of Credit, 5.10%, 11/13/09	1,391,794
4,203,220	Term Loan, 7.98%, 11/13/09 (e)	4,098,139
2,664,105	Term Loan, 7.82%, 11/13/09	2,597,502
	SIRVA Worldwide, Inc.
3,000,000	Tranche B Term Loan, 12/01/10 (b)	2,036,250

		10,123,685

UTILITIES - 1.5%
	Coleto Creek Power, LP
5,552,295	First Lien Term Loan, 7.95%, 06/28/13	5,337,143
4,937,500	Second Lien Term Loan, 9.36%, 06/28/13	4,542,500
319,857	Synthetic Letter of Credit, 5.10%, 06/28/13	308,662
	Covanta Energy Corp.
3,750	Delayed Draw Term Loan, 8.75%, 06/30/12	3,595
	Entegra TC, LLC
3,891,020	Third Lien Term Loan, 11.36%, 04/19/14	3,715,924
	GBGH LLC
3,960,000	First Lien Term Loan, 10.76%, 08/07/13	3,969,900

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Limited Liability Company

Principal Amount ($)		Value ($)

Senior Loans (continued)

UTILITIES (continued)

	Mach Gen, LLC
2,690,171	First Lien Term B Loan, 7.50%, 02/22/14	2,556,335
280,397	Synthetic Letter of Credit, 7.20%, 02/22/13	267,779
	NATG Holdings LLC
65,796	Credit-Linked Certificate of Deposit, 4.00%, 01/23/09 (g)	57,242
1,001,749	Term Loan A, 10.75%, 01/23/09 (g)	177,810
733,455	Term Loan B-1, 11.50%, 01/23/10 (g)	130,188
	NRG Energy, Inc.
485,019	Credit-Linked Deposit, 6.95%, 02/01/13	464,405
1,514,981	Term Loan, 6.95%, 02/01/13	1,443,505
	Primary Energy Operations LLC
2,000,000	Term Loan, 8.29%, 08/24/09	1,920,000
	Riverside Energy Center LLC
4,426,190	Term Loan, 9.21%, 06/24/11	4,420,658
	Rocky Mountain Energy Center LLC
361,073	Credit-Linked Certificate of Deposit, 5.03%, 06/24/11	360,622
2,718,298	Term Loan, 9.21%, 06/24/11	2,714,900

		32,391,168

WIRELESS - CELLULAR/PCS - 3.1%
	Cricket Communications, Inc.
38,018,750	Term B Loan, 8.20%, 06/16/13	37,364,067
	MetroPCS Wireless, Inc.
28,192,331	Tranche B Term Loan, 7.58%, 11/04/13	27,103,825
2,500,000	Tranche B Term Loan, 02/20/14	2,403,475

		66,871,367

WIRELESS - WIRELESS INFRASTRUCTURE - 0.1%
	Maritime Telecommunications Network, Inc.
1,461,154	First Lien Term Loan, 8.35%, 05/11/12	1,428,278

	Total Senior Loans (Cost $1,543,911,757)	1,430,371,813

Foreign Denominated Senior Loans (a) - 13.3%

Principal Amount

AUSTRALIA - 1.6% AUD
	PBL Media Finance Pty., Ltd.
5,500,000	Term Loan A, 8.78%, 02/07/13	4,503,811
15,000,000	Term Loan B, 9.03%, 02/07/13	12,519,788
	Seven Media Group
19,670,238	Facility A Term Loan, 8.87%, 12/22/12	16,801,925

		33,825,524

Principal Amount		Value ($)

AUSTRIA - 1.0% EUR
	Sacher Funding Ltd.
15,000,000	Euro Term Loan, 9.96%, 05/14/14	21,577,348

DENMARK - 0.1% EUR
	Nyco Holdings 3 ApS
2,000,000	Facility D Second Lien, 9.16%, 06/29/16	2,686,160

FRANCE - 2.1% EUR
	Ypso Holding SA
335,010	Capex Term Loan, 6.03%, 12/15/12 (d) (e)	472,073
3,452,754	Eur B Acq 1 Facility, 6.78%, 06/06/14	4,845,573
5,633,441	Eur B Acq 2 Facility, 6.78%, 06/06/14 (e)	7,905,935
8,946,874	Eur B Recap 1 Facility, 6.78%, 06/06/14 (e)	12,483,100
73,323	Eur B Recap 2 Facility, 6.11%, 06/06/14 (e)	102,901
4,690,407	Eur C Acq, 6.78%, 12/31/15	6,620,699
8,809,593	Eur C Recap, 7.03%, 12/31/15	12,435,094

		44,865,375

GERMANY - 0.7% EUR
	Iesy Hessen/ISH NRW GMBH/Arena Sport
2,500,000	Euro Senior Secured Term Loan, 7.78%, 10/15/11	3,573,290
	Kabel Baden Wurttemburg GMBH & Co. KG
2,500,000	Second Lien Facility, 9.76%, 12/09/15	3,533,548
1,826,284	Term B Facility, 7.26%, 06/09/14	2,563,076
1,826,284	Term C Facility, 7.76%, 06/09/14	2,578,516
	Lavena Holding 3 GMBH
864,827	Facility B1, 7.08%, 03/02/15 (d)	1,146,121
864,827	Facility C1, 7.33%, 03/02/16 (d)	1,156,099
	Schieder Mobel Holding, GMBH
879,378	Delayed Draw Term Loan, 8.57%, 07/20/08 (d)	1,129,443

		15,680,093

ITALY - 0.2% EUR
	Pirelli Cables
3	Euro Term Loan C2, 08/04/12	4
	Wind Telecommunicatione S.p.A.
1,750,000	B1 Term Loan Facility, 6.51%, 05/26/13	2,543,045
1,750,000	C1 Term Loan Facility, 7.26%, 05/26/14	2,555,888

		5,098,937

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Limited Liability Company

Principal Amount		Value ($)

Foreign Denominated Senior Loans (continued)

NETHERLANDS - 1.4%
EUR
	Amsterdamse Beheer- En Consultingmaatschappij B.V.
3,548,987	Casema B1 Term Loan, 6.66%, 09/12/14	5,144,253
1,843,522	Casema B2 Term Loan, 6.66%, 09/12/14	2,687,390
5,392,509	Casema C Term Loan, 7.16%, 09/12/15	7,856,012
1,193,878	Casema D Term Loan Second Lien, 8.41%, 03/12/16	1,731,856
4,180,775	Kabelcom B Term Loan, 6.66%, 09/12/14	6,094,516
4,180,775	Kabelcom C Term Loan, 7.16%, 09/12/15	6,106,053
795,918	Kabelcom D Term Loan, 8.41%, 03/12/16	1,154,571

		30,774,651

SPAIN - 0.6%
EUR
	Gasmedi 2000 S.A. / Nattai, S.L.U.
1,666,667	Tranche B Term Loan, 6.65%, 08/11/14	2,397,483
1,666,667	Tranche C Term Loan, 7.15%, 08/11/15	2,397,483
3,166,667	Tranche E Second Lien Term Loan, 8.90%, 02/11/16 (b)	4,531,977
	Maxi PIX SARL
2,221,958	PIK Loan, 12.72%, 05/31/16	3,137,166

		12,464,109

SWEDEN - 0.5%
SEK
	Nordic Cable Acquisition
14,115,068	Facility A Com Hem, 5.61%, 01/31/13	2,121,105
24,442,922	Facility B2 Com Hem Comm, 6.11%, 01/31/14	3,697,009
20,180,366	Facility C2 Com Hem, 6.24%, 01/31/15	3,075,986
11,750,000	Facility D Com Hem, 7.99%, 07/31/15	1,793,290

		10,687,390

UNITED KINGDOM 3.6%
EUR
	Dollar Financial UK Limited
2,727,917	UK Borrower Euro Term Loan, 7.73%, 10/31/12	3,864,018

GBP
	Airport Development & Investment Ltd.
3,944,280	Second Lien Facility, 10.28%, 04/07/11	7,701,381

Principal Amount		Value ($)

UNITED KINGDOM (continued)
GBP
	All3Media Intermediate Ltd. (continued)
714,753	Facility B1, 8.20%, 08/31/14	1,388,797
2,585,073	Facility C1, 8.70%, 08/31/15	5,022,913
3,000,000	Facility D1, 10.57%, 02/29/16	5,829,134
3,619,829	Mezzanine Loan, 14.54%, 08/31/16	7,382,411
	Forgings International Ltd.
429,366	Term B1, 9.14%, 09/11/14	874,375
459,734	Term C1, 9.39%, 09/11/15	940,945
	Highland Acquisitions Ltd.
1,000,000	Facility B, 9.41%, 12/31/14	1,939,632
1,000,000	Facility C, 9.91%, 12/31/15	1,992,721
1,053,830	Mezzanine Facility, 16.50%, 12/31/16	2,017,846
	Peacock Group
2,088,620	Facility B, 8.81%, 10/30/13	4,090,491
2,088,620	Facility C, 8.81%, 10/30/14	4,111,964
	SunGard UK Holdings, Ltd.
1,374,905	U.K. Term Loan B, 8.30%, 02/12/14	2,706,839
	Towergate Partnership Ltd.
3,125,000	Facility A, 8.54%, 10/31/12	6,248,714
3,125,000	Facility B, 9.04%, 10/31/13	6,296,904
	Trinitybrook PLC
2,500,000	Term Loan B1, 8.66%, 07/31/13 (b)	5,029,813
2,500,000	Term Loan C1, 9.16%, 07/31/14 (b)	5,049,140
	Virgin Media Investment Holdings Ltd.
235,915	A Facility, 7.99%, 01/30/11	458,534
1,750,000	C Facility, 8.48%, 01/30/13	3,435,555

		72,518,109

UNITED STATES – 1.5%
EUR
	Infor Enterprise Solutions Holdings, Inc.
3,960,000	Euro Term Loan, 07/28/12 (b)	5,463,913
	RD German Holdings GMBH
2,511,485	Euro Term Loan, 6.72%, 03/02/14	3,371,281

		8,835,194

GBP
	Aramark Corp.
1,240,625	U.K. Term Loan, 8.44%, 01/26/14	2,410,590
	Champion Home Builders Co.
1,354,375	Term Loan, 8.79%, 10/31/12	2,673,383
	IPC Systems, Inc.
2,244,375	Tranche B-2 Term Loan, 8.57%, 06/02/14	4,107,111
	PlayPower, Inc.
2,000,000	Add-On Term Loan, 12/20/09 (b)	3,958,054
2,895,408	Tranche B Sterling Term Loan, 8.71%, 12/18/09 (b)	5,730,091

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Limited Liability Company

Principal Amount		Value ($)

Foreign Denominated Senior Loans (continued)

UNITED STATES (continued)
GBP
	TME UK Acquisition Co. Ltd.
1,685,251	U.K. Term Loan, 9.62%, 04/26/14	3,456,436

		22,335,665

	Total Foreign Denominated Senior Loans (Cost $268,715,151)	285,212,573

Principal Amount ($)

Asset-Backed Securities (h) (i) - 0.2%
	ACA CLO, Ltd.
4,800,000	Series 2006-2A, Class B, 5.90%, 01/20/21	4,167,000

	Total Asset-Backed Securities (Cost $4,310,203)	4,167,000

Corporate Notes and Bonds (f) - 0.1%

HOUSING - REAL ESTATE DEVELOPMENT - 0.0%
	TOUSA, Inc.
596,593	14.75%, 07/31/15 (c) (f)	64,879

TELECOMMUNICATIONS - 0.1%
	American Messaging Services, Inc.
1,342,466	Senior Secured Note, 11.38%, 09/03/08	1,349,178

	Total Corporate Notes and Bonds (Cost $1,949,286)	1,414,057

Claims - 0.1%

AEROSPACE - AIRLINES - 0.1%
	Delta Air Lines, Inc.
310,290	Comair ALPA Claim, 12/31/10	19,005
879,660	Delta ALPA Claim, 12/31/10	413,440
	Northwest Airlines, Inc.
5,400,000	ALPA Trade Claim, 08/21/13	195,750
2,914,735	Bell Atlantic Trade Claim, 08/21/13	105,659
3,000,000	Citibank/Airbus Trade Claims, 08/21/13	108,750
5,000,000	EDC Trade Claims, 08/21/13	181,250
9,587,700	Flight Attendant Claim-Escrow, 08/21/13	347,554
3,250,000	GE Trade Claim, 08/21/13	117,813
5,690,250	IAM Trade Claim, 08/21/13	206,272
6,250,000	Mesaba Trade Claim, 08/15/08	226,563
6,322,050	Retiree Claim, 08/21/13	229,174

		2,151,230

UTILITIES - 0.0%
17,500,000	Mirant Corp.	218,750

	Total Claims (Cost $11,632,780)	2,369,980

Shares		Value ($)

Common Stocks (j) - 2.6%

AEROSPACE - AIRLINES - 1.1%
65,959	Delta Air Lines, Inc.	1,303,350
1,202,484	Northwest Airlines, Inc.	21,861,165

		23,164,515

TELECOMMUNICATIONS - 0.0%
152,363	Communications Corp. of America (c)	971,314

UTILITIES - 1.4%
160,504	Entegra TC LLC	5,408,985
643,517	Mirant Corp.	24,833,321

		30,242,306

WIRELESS - CELLULAR/PCS - 0.1%
73,363	Leap Wireless International, Inc.	2,546,430

	Total Common Stocks (Cost $44,046,586)	56,924,565

Preferred Stocks - 0.0%

HOUSING - REAL ESTATE DEVELOPMENT - 0.0%
4,903	TOUSA, Inc., Series A PIK (c)	365,441

MANUFACTURING - 0.0%
14,382	Superior Telecom, Inc., Series A	16,899

	Total Preferred Stocks (Cost $4,917,632)	382,340

Units

Warrants - 0.0%

ENERGY - 0.0%
141,093	Monitor Oil (c)	0

Total Warrants (Cost $0)	0

Total Investments - 83.0%	1,780,842,328

(cost of $1,879,483,395) (k)
Other Assets & Liabilities, Net - 17.0%	364,594,354

Net Assets - 100.0%	2,145,436,682

Forward foreign currency contracts outstanding as of November 30, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Sell	AUD	15,300,000	02/29/2008	(1,026,418)
Sell	AUD	4,700,000	03/11/2008	(287,405)
Sell	EUR	34,000,000	02/01/2008	(3,088,959)
Sell	EUR	21,000,000	02/04/2008	(1,898,119)
Sell	EUR	23,600,000	05/29/2008	402,456
Sell	EUR	24,300,000	05/30/2008	135,672
Sell	GBP	8,000,000	01/22/2008	(140,416)
Sell	GBP	18,000,000	02/07/2008	(458,396)
Sell	GBP	11,800,000	05/29/2008	(18,550)
Sell	GBP	11,200,000	05/30/2008	(87,718)

				$(6,467,853)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Limited Liability Company

(a)

Senior loans in which the Portfolio invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (f), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at November 30, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity mat be substantially less than the stated maturities shown.

(b)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c)	Represents fair value as determined in good faith under the direction of the Board of Trustees.

(d)

Senior Loan Notes have additional unfunded loan commitments. As of November 30, 2007, the Fund had unfunded loan commitments of $33,432,475 which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment

American Building Co.	$239,463
Bausch & Lomb Inc.	2,000,000
Buffets Holdings, Inc.	759,375
Centennial Cellular Operating Co.	2,250,000
CHS/Community Health Systems, Inc.	123,743
Comcorp Broadcasting, Inc	102,845
Cricket Communications, Inc.	6,500,000
Federal-Mogul Corp.	102,746
Fenwal, Inc.	1,500,000
FleetCor Technologies Operating Co., LLC	416,667
Fontainebleu Las Vegas LLC	2,333,333
Interstate Bakeries Corp.	7,500,000
Lavena Holding, GMBH	270,346
Millennium Digital Media Systems, LLC	1,911,195
Movies Gallery, Inc.	1,000,000
Nordic Cable Acquistion	3,068,493
Readers Digest Association, Inc. (The)	300,500
Remy International, Inc.	1,031,250
Schieder Mobel Holding, GMBH	24,742
Univision Communications, Inc.	1,451,342
Valassis Communications, Inc.	213,334
Ypso Holding SA	333,101

$33,432,475

(e)	Loans held on participation.

(f)	Fixed rate senior loan or corporate note.

(g)	The issuer is in default of certain debt covenants. Income is not being accrued.

(h)	Variable rate security. The interest rate shown reflects the rate in effect at November 30, 2007.

(i)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 2007, these securities amounted to $4,167,000 or 0.2% of net assets. These securities have been determined by the Fund's investment adviser to be liquid securities.

(j)	Non-income producing security.

(k)	Cost for U.S. Federal income tax purposes is $1,879,895,834.

Unrealized appreciation (depreciation) is as follows:

Gross appreciation	$18,840,173
Gross depreciation	(117,893,679)

Net depreciation	$(99,053,506)

AUD	Australia Dollar
CLEC	Competitive Local Exchange Carrier
DIP	Debtor in Possession
EUR	Euro Currency
GBP	Great Britian Pound
PIK	Payment in Kind
SEK	Swedish Krona

Foreign Denominated Senior Loans
Industry Concentration Table:
 (% of Total Net Assets)

Cable - International Cable	4.8%
Broadcasting	1.8%
Financial	1.8%
Diversified Media	1.1%
Retail	1.1%
Information Technology	0.6%
Aerospace - Aerospace/Defense	0.5%
Healthcare - Medical Products	0.5%
Food/Tobacco - Food/Tobacco Producers	0.3%
Telecommunications	0.3%
Consumer Non-Durables	0.2%
Consumer Durables	0.1%
Healthcare - Alternate Site Services	0.1%
Housing - Real Estate Development	0.1%

Total	13.3%

Security Valuation:

The value of the Fund’s assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined in good faith by the Fund’s investment adviser, Highland Capital Management, L.P. (“Highland” or the “Investment Adviser”) in accordance with procedures established by the Fund’s Board of Trustees. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2007	Highland Floating Rate Limited Liability Company

most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Floating Rate Limited Liability Company

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	January 16, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer
(principal financial officer)

Date	January 16, 2008

* Print the name and title of each signing officer under his or her signature.